Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Oct. 01, 2024	Oct. 01, 2023	Mar. 27, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
General and Administrative Expenses [Member] | Board of Directors and Certain Employees [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense				$ 5,929	$ 3,728
Voyage Expenses [Member] | Non-Employee [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense				198	$ 114
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares				$ 4,593		$ 2,131
Restricted Stock [Member] | Board of Directors and Certain Employees [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Recognition period for unrecognized cost for non-vested shares				1 year 3 days
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			1,823,800
Weighted average grant date fair value (in dollars per share)			$ 5.22
Shares vested (in shares)			607,974
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member] | Plan [Member]
Equity Incentive Plan [Abstract]
Shares vested (in shares)	607,913	607,913
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member] | Non-Executive Members of Board of Directors [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			400,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member] | Executive Officers [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			930,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member] | Certain Other Non-Executive Employees [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			433,800
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member] | Non-Employee [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			60,000